Note 2 - Significant Accounting Policies and Recent Accounting Pronouncements (Policies)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]

(a) Principles of Consolidation: The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). The consolidated financial statements include the accounts of Costamare and its wholly-owned and majority-owned subsidiaries. All intercompany balances and transactions have been eliminated upon consolidation.

Costamare, as the holding company, determines whether it has a controlling financial interest in an entity by first evaluating whether the entity is a voting interest entity or a variable interest entity. Under Accounting Standards Codification (“ASC”) 810 “Consolidation”, a voting interest entity is an entity in which the total equity investment at risk is sufficient to enable the entity to finance itself independently and provides the equity holders with the obligation to absorb losses, the right to receive residual returns and the right to make financial and operating decisions. Costamare consolidates voting interest entities in which it owns all, or at least a majority (generally, greater than 50%), of the voting interest. Variable interest entities (“VIE”) are entities as defined under ASC 810-10, that, in general, either do not have equity investors with voting rights or that have equity investors that do not provide sufficient financial resources for the entity to support its activities. A controlling financial interest in a VIE is present when a company absorbs a majority of an entity’s expected losses, receives a majority of an entity’s expected residual returns, or both. The company with a controlling financial interest, known as the primary beneficiary, is required to consolidate the VIE. The Company evaluates all arrangements that may include a variable interest in an entity to determine if it may be the primary beneficiary, and would be required to include assets, liabilities and operations of a VIE in its consolidated financial statements. As of December 31, 2024 and 2025 no such interest existed.

Use of Estimates, Policy [Policy Text Block]

(b) Use of Estimates: The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Comprehensive Income, Policy [Policy Text Block]

(c) Comprehensive Income / (Loss): In the statement of comprehensive income, the Company presents the change in equity (net assets) during a period from transactions and other events and circumstances from non-owner sources. It includes all changes in equity during a period except those resulting from investments by shareholders and distributions to shareholders. The Company follows the provisions of ASC 220 “Comprehensive Income”, and presents items of net income, items of other comprehensive income (“OCI”) and total comprehensive income in two separate but consecutive statements. Reclassification adjustments between OCI and net income are required to be presented separately on the statement of comprehensive income.

Foreign Currency Transactions and Translations Policy [Policy Text Block]

(d) Foreign Currency Translation: The functional currency of the Company is the U.S. dollar because the Company’s vessels operate in international shipping markets and, therefore, primarily transact business in U.S. dollars. The Company’s books of accounts are maintained in U.S. dollars. Transactions involving other currencies during the year are converted into U.S. dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities, which are denominated in other currencies, are translated into U.S. dollars at the year-end exchange rates. Resulting gains or losses are reflected separately in the accompanying consolidated statements of income.

Cash and Cash Equivalents, Policy [Policy Text Block]

(e) Cash, Cash Equivalents and Restricted Cash: The Company considers highly liquid investments such as time deposits and certificates of deposit with an original maturity of three months or less to be cash equivalents. Cash also includes other kinds of accounts that have the general characteristics of demand deposits in that the customer may deposit additional funds at any time and also effectively may withdraw funds at any time without prior notice or penalty.

Restricted cash consists of minimum cash deposits to be maintained at all times under certain of the Company’s loan agreements. Restricted cash also includes bank deposits and deposits in so-called “retention accounts” that are required under the Company’s borrowing arrangements which are used to fund the loan installments coming due. The funds can only be used for the purposes of loan repayment. A reconciliation of the cash, cash equivalents and restricted cash is presented in the table below:

	For the years ended December 31,
	2023	2024	2025
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	$710,607	$656,880	$519,847
Restricted cash – current portion	8,785	17,203	8,123
Restricted cash – non-current portion	60,413	45,922	42,307
Total cash, cash equivalents and restricted cash	$779,805	$720,005	$570,277

Receivable [Policy Text Block]

(f) Accounts Receivable, net – Credit losses Accounting: The amount shown as receivables, at each balance sheet date, mainly includes receivables from charterers for hire, net of any provision for doubtful accounts and accrued interest on these receivables, if any. The Company assesses collectability by reviewing accounts receivable on a collective basis where similar characteristics exist and on an individual basis when the Company identifies specific customers with known disputes or collectability issues. In determining the amount of the allowance for credit losses, the Company considers historical collectability based on past due status. The Company also considers customer-specific information, current market conditions and reasonable and supportable forecasts of future economic conditions to determine adjustments to historical loss data. The Company assessed that any impairment of accounts receivable arising from operating leases, i.e. time charters, should be accounted in accordance with ASC 842, and not in accordance with Topic 326. With regards to operating lease receivables, ASC 842 requires lessors to evaluate the collectability of all lease payments. If collection of all operating lease payments, plus any amount necessary to satisfy a residual value guarantee, is not probable (either at lease commencement or after the commencement date), lease income is constrained to the lesser of cash collected or lease income reflected on a straight-line or another systematic basis, plus variable rent when it becomes accruable. The provision established for doubtful accounts as of December 31, 2024 and 2025 was nil.

Inventory, Policy [Policy Text Block]

(g) Inventories: Inventories consist of bunkers, lubricants and spare parts which are stated at the lower of cost and net realizable value on a consistent basis. Cost is determined by the first in, first out method.

Insurance Claim Receivables [Policy Text Block]

(h) Insurance Claims Receivable: The Company records insurance claim recoveries for insured losses incurred on damage to fixed assets and for insured crew medical expenses. Insurance claim recoveries are recorded, net of any deductible amounts, at the time the Company’s fixed assets suffer insured damages or when crew medical expenses are incurred, recovery is probable under the related insurance policies and the claim is not subject to litigation. The Company assessed the provisions of “ASC 326 Financial Instruments — Credit Losses” by assessing the counterparties’ credit worthiness and concluded that there is no material impact in the Company’s financial statements.

Property, Plant and Equipment, Policy [Policy Text Block]

(i) Vessels, Net: Vessels are stated at cost, which consists of the contract price and any material expenses incurred upon acquisition (initial repairs, improvements and delivery expenses, interest and on-site supervision costs incurred during the construction periods). Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels; otherwise, these amounts are charged to expense as incurred. The cost of each of the Company’s vessels is depreciated from the date of acquisition on a straight-line basis over the vessel’s remaining estimated economic useful life, after considering the estimated residual value which is equal to the product of vessels’ lightweight tonnage and estimated scrap rate.

Management estimates the useful life of the Company’s container vessels to be 30 years, from the date of initial delivery from the shipyard and the estimated scrap rate used to calculate the vessels’ salvage value is $0.300 per lightweight ton. Secondhand container vessels are depreciated from the date of their acquisition through their remaining estimated useful life. If the estimated economic lives assigned to the Company’s vessels prove to be too long because of unforeseen events such as an extended period of weak markets, the broad imposition of age restrictions by the Company’s customers, new regulations, or other events, the remaining estimated useful life of any affected vessel is adjusted accordingly.

Time Charters Assumed with the Acquisition of Second-hand Vessels, Policy [Policy Text Block]

(j) Time Charters Assumed with the Acquisition of Second-hand Vessels: The Company records identified assets or liabilities associated with the acquisition of a vessel at fair value, determined by reference to market data. The Company values any asset or liability arising from the market value of any time charters assumed when a vessel is acquired from entities that are not under common control. This policy does not apply when a vessel is acquired from entities that are under common control. The amount to be recorded as an asset or liability of the time charter assumed at the date of vessel delivery is based on the difference between the current fair market value of the time charter and the net present value of future contractual cash flows under the time charter. When the present value of the contractual cash flows of the time charter assumed is greater than its current fair value, the difference is recorded as accrued charter revenue. When the opposite situation occurs, any difference, capped to the vessel’s fair value on a charter free basis, is recorded as unearned revenue. Such assets and liabilities, respectively, are amortized as a reduction of, or an increase in, revenue over the period of the time charter assumed.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]

(k) Impairment of Long-lived Assets: The Company reviews its container vessels for impairment whenever events or changes in circumstances indicate that the carrying amount of a container vessel might not be recoverable. The Company considers information, such as vessel sales and purchases, business plans and overall market conditions in order to determine if an impairment might exist. As part of the identification of impairment indicators and Step 1 of impairment analysis the Company computes estimates of the future undiscounted net operating cash flows for each container vessel based on assumptions regarding time charter rates, vessels’ operating expenses, vessels’ capital expenditures, vessels’ residual value, fleet utilization and the estimated remaining useful life of each vessel. The future undiscounted net operating cash flows are determined as the sum of (x) (i) the charter revenues from existing time charters for the fixed fleet days and (ii) an estimated daily time charter rate for the unfixed days (based on the most recent ten year historical average rates after eliminating outliers and without adjustment for any growth rate) over the remaining estimated life of the vessel, assuming an estimated fleet utilization rate, less (y) (i) expected outflows for vessels’ operating expenses assuming an expected increase in expenses of 2.5% over a five-year period, based on management’s estimates taking into consideration the Company’s historical data, (ii) planned dry-docking and special survey expenditures and (iii) management fees expenditures. Charter rates for container shipping vessels are cyclical and subject to significant volatility based on factors beyond the Company’s control. Therefore, the Company considers the most recent ten-year historical average, after eliminating outliers, to be a reasonable estimation of expected future charter rates over the remaining useful life of the Company’s vessels. The Company defines outliers as index values provided by an independent, third-party maritime research services provider. Given the spread of rates between peaks and troughs over the decade, the Company believes the most recent ten-year historical average rates, after eliminating outliers, provide a fair estimate in determining a rate for long-term forecasts. The salvage value used in the impairment test is estimated at $0.300 per light weight ton in accordance with the container vessels’ depreciation policy.

The assumptions used to develop estimates of future undiscounted net operating cash flows are based on historical trends as well as future expectations. If those future undiscounted net operating cash flows are greater than a vessel’s carrying value, there are no impairment indications for such vessel. If those future undiscounted net operating cash flows are less than a vessel’s carrying value, including unamortized dry-docking costs (Note 2(m)), the Company proceeds to Step 2 of the impairment analysis for such vessel.

In Step 2 of the impairment analysis, the Company determines the fair value of the vessels that failed Step 1 of the impairment analysis, based on management estimates and assumptions, making use of available market data and taking into consideration third party valuations. Therefore, the Company has categorized the fair value of the vessels as Level 2 in the fair value hierarchy. The difference between the carrying value of the vessels that failed Step 1 of the impairment analysis and their fair value as calculated in Step 2 of the impairment analysis is recognized in the Company’s accounts as impairment loss. The review of the carrying amounts in connection with the estimated recoverable amount of the Company’s vessels as of December 31, 2025 resulted in no impairment loss being recorded. The Company also concluded that no impairment loss should be recorded with respect to its container vessels as of December 31, 2023 and 2024.

Accounting for Special Survey and Dry-docking Costs [Policy Text Block]

(l) Accounting for Special Survey and Dry-docking Costs: The Company follows the deferral method of accounting for special survey and dry-docking costs whereby actual costs incurred are deferred and are amortized on a straight-line basis over the period through the date the next survey is scheduled to become due. Costs deferred are limited to actual costs incurred at the yard and parts used in the dry-docking or special survey. If a survey is performed prior to the scheduled date, the remaining unamortized balances are immediately written off. Unamortized balances of vessels that are sold are written-off and included in the calculation of the resulting gain or loss in the period of the vessel’s sale. Furthermore, unamortized dry-docking and special survey balances of vessels that are classified as Assets held for sale and are not recoverable as of the date of such classification are immediately written-off to the consolidated statement of income.

Debt, Policy [Policy Text Block]

(m) Financing Costs: Costs associated with new loans or refinancing of existing loans, including fees paid to lenders or required to be paid to third parties on the lender’s behalf for obtaining new loans or refinancing existing loans, are recorded as deferred charges. Deferred financing costs are presented as a deduction from the corresponding liability. Such fees are deferred and amortized to interest and finance costs during the life of the related debt using the effective interest method. Unamortized fees relating to loans repaid or refinanced, meeting the criteria of debt extinguishment, are expensed in the period the repayment or refinancing is made.

Concentration Risk, Credit Risk, Policy [Policy Text Block]

(n) Concentration of Credit Risk: Financial instruments which potentially subject the Company to significant concentrations of credit risk consist principally of cash and cash equivalents, accounts receivable, net (included in current and non-current assets), short-term investments, net investment in sales type leases, investment in leaseback vessels and derivative contracts (interest rate swaps, interest rate caps, foreign currency contracts and foreign currency options). The Company places its cash and cash equivalents, consisting mostly of deposits, with established financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions. The Company is exposed to credit risk in the event of non-performance by the counterparties to its derivative instruments; however, the Company seeks to limit its exposure by diversifying among counterparties with high credit ratings. The Company also seeks to limit its credit risk from accounts receivable and receivables from sales type leases by performing ongoing credit evaluations of its customers’ financial condition. The Company receives charter hires in advance and thus, generally, does not require collateral for its accounts receivable. For investments in leaseback vessels the Company is exposed to a limited degree of credit risk since through this type of arrangements the receivable amounts are secured by the legal ownership on each of the vessels acquired. Credit risk in leaseback vessels is managed through setting receivable amounts appropriate for each vessel based on information obtained from the vessel’s third-party independent valuations and the counterparties’ lending history. In addition, the Company follows standardized established policies which include monitoring of the counterparties’ financial performance, debt covenants (including vessels values), and shipping industry trends.

Revenue [Policy Text Block]

(o) Accounting for Voyage Revenues and Expenses: Revenues are primarily generated from time charter agreements, which contain a lease as they meet the criteria of a lease under ASC 842. Time charter agreements contain a minimum non-cancellable period and an extension period at the option of the charterer. Each lease term is assessed at the inception of that lease. Under a time-charter agreement, the charterer pays a daily hire for the use of the vessel and reimburses the owner for certain expenses, including hold cleanings, extra insurance premiums for navigating in restricted areas and damages caused by such charterer. Additionally, the charterer pays port and canal dues to third parties, as well as for bunkers consumed during the term of the time charter agreement. Such costs are considered direct costs for the charterers as they are directly paid by charterers, unless they are paid to the account of the owner, in which case they are included in voyage expenses. Additionally, the owner pays commissions on the daily hire, to both the charterer and to brokers, which are direct costs and are recorded in voyage expenses. Under a time-charter agreement, the owner provides services related to the operation and the maintenance of the vessel, including crew, spares and repairs, which are recognized in operating expenses. Time charter revenues are recognized over the term of the charter as service is provided, when they become fixed and determinable. Revenues from time charter agreements providing for varying annual rates are accounted for as operating leases and thus recognized on a straight-line basis over the non-cancellable rental periods of such agreements, as service is performed. Revenue generated from variable lease payments is recognized in the period when changes in the facts and circumstances on which the variable lease payments are based occur. Unearned revenue includes cash received prior to the balance sheet date for which all criteria to recognize as revenue have not been met, including any unearned revenue resulting from charter agreements providing for varying annual rates, which are accounted for on a straight-line basis. The Company, as lessor, has elected not to allocate the consideration in the agreement to the separate lease and non-lease components (operation and maintenance of the vessel), as their timing and pattern of transfer to the charterer, as the lessee, are the same and the lease component, if accounted for separately, would be classified as an operating lease. Additionally, the lease component is considered the predominant component as the Company has assessed that more value is ascribed to the lease of the vessel rather than to the services provided under the time charter contracts.

Revenues for 2023, 2024 and 2025 derived from significant charterers individually accounting for 10% or more of revenues (in percentages of total revenues) were as follows:

	2023	2024	2025
A	22%	20%	12%
B	16%	14%	17%
C	17%	21%	28%
D	9%	10%	6%
E	11%	11%	11%
Total	75%	76%	74%

Investment in Leaseback Vessels [Policy Text Block]

(p) Investment in leaseback vessels: Investment in leaseback vessels refer to vessels purchased and leased back to the same party as part of a sale and leaseback transaction. These transactions are evaluated under sale and leaseback accounting guidance contained in ASC 842 to determine whether it is appropriate to account for the transaction as a purchase of an asset. If the transfer of the asset to the buyer-lessor does not qualify as a purchase, then the transaction constitutes a failed sale and leaseback and the purchase price paid is accounted for as a loan receivable under ASC 310.

Investments in leaseback vessels are carried at the amount receivable, net of an allowance for credit losses. Collaterals are required to be maintained at a specified minimum level at all times on the basis of the agreements in force. The Company monitors collateral levels and requires counter parties to provide additional collateral, to meet minimum collateral requirements if the fair value of the collateral changes. The Company applies the practical expedient based on collateral maintenance provisions in estimating an allowance for credit losses for Investment in leaseback vessels. An allowance for credit losses on partially secured Investments in leaseback vessels is estimated based on the aging of those receivables. As of December 31, 2025 and 2024, the fair value of the collaterals held exceeds the amortized cost of the loans receivable and as a result no allowance for credit losses has been recognized.

Derivatives, Policy [Policy Text Block]

(q) Derivative Financial Instruments: The Company enters into interest rate swap contracts, cross-currency swap agreements and interest rate cap agreements with counterparties to manage its exposure to fluctuations of interest rate and foreign currencies risks associated with specific borrowings. Interest rate, differentials paid or received under these swap agreements are recognized as part of the interest expense related to the hedged debt. All derivatives are recognized in the consolidated financial statements at their fair value. On the inception date of the derivative contract, the Company evaluates and designates, if it is the case, the derivative as an accounting hedge of the variability of cash flow to be paid for a forecasted transaction (“cash flow” hedge). Changes in the fair value of a derivative that is qualified, designated and highly effective as a cash flow hedge are recorded in the consolidated statement of comprehensive income until earnings are affected by the forecasted transaction or the variability of cash flow and are then reported in earnings. Changes in the fair value of undesignated derivative instruments and the ineffective portion of designated derivative instruments are reported in earnings in the period in which those fair value changes occur. Realized gains or losses on early termination of the undesignated derivative instruments are also classified in earnings in the period of termination of the respective derivative instrument. The Company may re-designate an undesignated hedge after its inception as a hedge in which case the Company will consider its non-zero value at re-designation in its assessment of effectiveness of the cash flow hedge.

The interest rate caps are accounted for as cash flow hedges when they are expected to be highly effective in hedging variable rate interest payments under certain term loans. Changes in the fair value of the interest rate caps are reported within accumulated other comprehensive income. The initial value of the component excluded from the assessment of effectiveness is recognized in earnings using a systematic and rational method over the life of the hedging instrument. Any amounts excluded from the assessment of hedge effectiveness are presented in the same income statement line being Interest and finance costs where the earnings effect of the hedged item is presented.

The Company formally documents all relationships between hedging instruments and hedged items, as well as the risk-management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives that are designated as cash flow hedges to specific forecasted transactions or variability of cash flow.

The Company also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in cash flow of hedged items. The Company considers a hedge to be highly effective if the change in fair value of the derivative hedging instrument is within 80% to 125% of the opposite change in the fair value of the hedged item attributable to the hedged risk. When it is determined that a derivative is not highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively, in accordance with ASC 815 “Derivatives and Hedging”.

Furthermore, the Company enters into forward exchange rate contracts to manage its exposure to currency exchange risk on certain foreign currency liabilities. The Company has not designated these forward exchange rate contracts as hedge accounting instruments.

Earnings Per Share, Policy [Policy Text Block]

(r) Earnings per Share: Basic earnings per share are computed by dividing net income attributable to common equity holders by the weighted average number of shares of common stock outstanding during the year. Diluted earnings per share reflect the potential dilution that could occur if securities or other contracts to issue common stock were exercised. The Company had no dilutive securities outstanding during the three-year period ended December 31, 2025. Earnings per share attributable to common equity holders are adjusted by the contractual amount of dividends related to the preferred stockholders that accrue for the period.

Fair Value of Financial Instruments, Policy [Policy Text Block]

(s) Fair Value Measurements: The Company follows the provisions of ASC 820 “Fair Value Measurements and Disclosures”, which defines and provides guidance as to the measurement of fair value. This standard defines a hierarchy of measurement and indicates that, when possible, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The fair value hierarchy gives the highest priority (Level 1) to quoted prices in active markets and the lowest priority (Level 3) to unobservable data for example, the reporting entity’s own data. Under the standard, fair value measurements are separately disclosed by level within the fair value hierarchy. ASC 820 applies when assets or liabilities in the financial statements are to be measured at fair value but does not require additional use of fair value beyond the requirements in other accounting principles (Notes 19 and 20).

Segment Reporting, Policy [Policy Text Block]

(t) Segment Reporting: A segment is a distinguishable component of the business that is engaged in business activities from which the Company earns revenues and incurs expenses and whose operating results are regularly reviewed by the chief operating decision maker (“CODM”). Following the Spin-Off described in Note 1, the Company now reports two reportable segments: (1) a container vessels segment, as a provider of worldwide marine transportation services by chartering its container vessels and (2) a ship sale and leaseback business through NML, which acquires, owns and bareboat charters out vessels through its wholly-owned subsidiaries. Prior to the Spin-Off, there were four reportable segments; however, the dry bulk and CBI segments were spun off, and the comparative information has been recast accordingly. The accounting policies applied to the reportable segments are the same as those used in the preparation of the Company's consolidated financial statements.

Business Combinations and Other Purchase of Business Transactions, Policy [Policy Text Block]

(u) Accounting for transactions under common control: A common control transaction is any transfer of net assets or exchange of equity interests between entities or businesses that are under common control by an ultimate parent or controlling shareholder before and after the transaction. Common control transactions may have characteristics that are similar to business combinations but do not meet the requirements to be accounted for as business combinations because, from the perspective of the ultimate parent or controlling shareholder, there has not been a change in control over the acquiree. Due to the fact common control transactions do not result in a change of control at the ultimate parent or controlling shareholder level, the Company does not account for them at fair value. Rather, common control transactions are accounted for at the carrying amount of the net assets or equity interests transferred.

Consolidation, Subsidiaries or Other Investments, Consolidated Entities, Policy [Policy Text Block]

(v) Non-controlling interest: The Company classifies non-controlling interest of its equity ventures based upon a review of the legal provisions governing the redemption of such interest. Those provisions are embodied within the equity venture’s operating agreement. The Company’s equity ventures that are subject to operating agreement provisions that require the Company to purchase the non-controlling equity holders’ interest upon the occurrence of certain specific triggering events that are not solely within the control of the Company, are classified as redeemable noncontrolling interest in temporary equity. Redeemable noncontrolling interest is initially recorded at its fair value as of the date of issue. Such fair value is determined using various accepted valuation methods, including the income approach, the market approach, the cost approach, and a combination of one or more of these approaches. Subsequent to the closing date of the transaction ,the recorded value for redeemable non-controlling interest is adjusted at the end of each reporting period for (a) comprehensive income / (loss) that is attributed to the non-controlling interest, which is calculated by multiplying the non-controlling interest percentage by the comprehensive income / (loss) of the equity venture’s during the reporting period, (b) dividends paid to the noncontrolling interest holders during the reporting period, and (c) any other transactions that increase or decrease the Company’s ownership interest in the equity venture, as a result of which the Company retains its controlling interest. If the Company determines at the end of the reporting period that it is probable that an event would occur to otherwise require the redemption of a redeemable non-controlling interest (redeemable non-controlling interest is currently redeemable), then the Company adjusts the recorded amount to its maximum redemption amount at the reporting date. If the Company determines that it is not probable that an event would occur to otherwise require the redemption of a redeemable non-controlling interest (i.e., the date for such event is not set or such event is not certain to occur), then the redeemable non-controlling interest is not considered currently redeemable, and no further adjustment is required.

Non-redeemable ownership interests in the Company's subsidiaries held by parties other than the parent are presented separately from the parent's equity on the Consolidated Balance Sheet. The amount of consolidated net income attributable to the parent and these noncontrolling interests are both presented on the face of the Consolidated Statement of Income and Consolidated Statement of Stockholders’ Equity.

Lessee, Leases [Policy Text Block]

(w) Right-of-Use Asset - Finance Leases: The FASB ASC 842 classifies leases from the standpoint of the lessee at the inception of the lease as finance leases or operating leases. The determination of whether an arrangement is (or contains) a finance lease is based on the substance of the arrangement at the inception date and is assessed in accordance with the criteria set in ASC 842-10-25-2. If none of the criteria in ASC 842-10-25-2 are met, leases are accounted for as operating leases.

Finance leases are accounted for as the acquisition of a finance right-of-use asset and the incurrence of an obligation by the lessee. At the commencement date of the finance lease, a lessee initially measures the lease liability at the present value, using the discount rate determined on the commencement, of the lease payments to be made over the lease term. Subsequently, the lease liability is increased by the interest on the lease liability and decreased by the lease payments during the period. The interest on the lease liability is determined in each period during the lease term as the amount that produces a constant periodic discount rate on the remaining balance of the liability, taking into consideration the reassessment requirements.

A lessee initially measures the finance right-of-use asset at cost which consists of the amount of the initial measurement of the lease liability; any lease payments made to the lessor at or before the commencement date, less any lease incentives received; and any initial direct costs incurred by the lessee. Subsequently, the finance right-of-use asset is measured at cost less any accumulated amortization and any accumulated impairment losses, taking into consideration the reassessment requirements. A lessee shall amortize the finance right-of-use asset on a straight-line basis (unless another systematic basis better represents the pattern in which the lessee expects to consume the right-of-use asset’s future economic benefits) from the commencement date to the earlier of the end of the useful life of the finance right-of-use asset or the end of the lease term. However, if the lease transfers ownership of the underlying asset to the lessee or the lessee is reasonably certain to exercise an option to purchase the underlying asset, the lessee shall amortize the right-of-use asset to the end of the useful life of the underlying asset.

For sale and leaseback transactions, if the transfer is not a sale in accordance with ASC 842-40-25-1 through 25-3, the Company, as seller-lessee - does not derecognize the transferred asset and accounts for the transaction as financing. An excess of carrying value over fair market value at the date of sale would indicate that the recoverability of the carrying amount of an asset should be assessed under the guidelines of ASC 360.

Compensation Related Costs, Policy [Policy Text Block]

(x) Stock Based Compensation: The Company accounts for stock-based payment awards granted to Costamare Shipping Services Ltd. (Notes 3 and 15(a)) for the services provided, following the guidance in ASC 505-50 “Equity Based Payments to Non-Employees”. The fair value of the stock-based payment awards is recognized in the line item General and administrative expenses - related parties in the consolidated statements of income.

Going Concern, Policy [Policy Text Block]

(y) Going concern: The Company evaluates whether there is substantial doubt about its ability to continue as a going concern by applying the provisions of ASC 205-40. In more detail, the Company evaluates whether there are conditions or events that raise substantial doubt about the Company's ability to continue as a going concern within one year from the date the financial statements are issued. As part of such evaluation, the Company did not identify any conditions that raise substantial doubt about the entity's ability to continue as a going concern. Accordingly, the Company continues to adopt the going concern basis in preparing its consolidated financial statements.

Treasury Stock [Policy Text Block]

(z) Treasury stock: Treasury stock is stock that is repurchased by the issuing entity, reducing the number of outstanding shares. When shares are repurchased, they may either be cancelled or held for reissue. If not cancelled, such shares are referred to as treasury shares. The cost of the acquired shares is shown as a deduction in stockholders' equity. No dividend is declared for the treasury shares. Depending on whether the shares are acquired for reissuance or retirement, treasury shares are accounted for under the cost method or the constructive retirement method. The cost method is also used when the reporting entity’s management has not made a decision as to whether the reacquired shares will be retired, held indefinitely or reissued. The Company elected for the repurchase of its common shares to be accounted for under the cost method. Under this method, the treasury stock account is charged for the aggregate cost of shares reacquired.

Short Term Investments [Policy Text Block]

(aa) Short-term investments: Short-term investments consist of U.S. Treasury Bills with maturities exceeding three months at the time of purchase and are stated at amortized cost, which approximates fair value.

Long Lived Assets, Finance Leases, Policy [Policy Text Block]

(ab) Long lived Assets- Financing Arrangements: Following the implementation of ASC 606 Revenue from Contracts with Customers, sale and leaseback transactions, which include an obligation for the Company, as seller-lessee, to repurchase the asset, are precluded from being accounted for the transfer of the asset as sale, as the transaction is classified as a financing by the Company, since it effectively retains control of the underlying asset. As such, the Company does not derecognize the transferred asset, accounts for any amounts received as a financing arrangement and recognizes the difference between the amount of consideration received and the amount of consideration to be paid as interest. Interest costs incurred (i) under financing arrangements that relate to vessels in operation are expensed to Interest and finance costs in the consolidated statement of income and (ii) under financing arrangements that relate to vessels under construction are capitalized to Vessels and advances, net in the consolidated balance sheets.

Lessor, Sales-type Leases [Policy Text Block]

(ac) Sales-Type leases - Leases for Lessors: If for a vessel lease, where the Company is regarded as the lessor, the lease is classified as a sales-type lease, the carrying amount of the vessel is derecognized and a net investment in the lease is recorded. For a sales-type lease, the net investment in the lease is measured at lease commencement date as the sum of the lease receivable and the estimated residual value of the vessel. Any selling profit or loss arising from a sales-type lease is recorded at lease commencement. Over the term of the lease, the Company recognizes finance income on the net investment in the lease and any variable lease payments, which are not included in the net investment in the lease.

The estimated residual value represents the estimated fair value of the vessels under lease at the end of the lease. Estimating residual value has specific risks, and management of these risks is dependent upon the Company’s ability to accurately project future vessel values. The company estimates future fair value of leased vessels by using historical models, analyzing the current market for new and used vessels and obtaining independent valuation analyses.

The Company periodically reassess the realizable value of its lease residual values. Anticipated decreases in specific future residual values that are considered to be other-than-temporary are recognized immediately upon identification and are recorded as an adjustment to the residual value estimate. In addition, the Company, pursuant to the provisions of “ASC 326 Financial Instruments — Credit Losses”, assesses at each reporting period the counterparties’ credit worthiness in order to conclude whether an allowance for credit losses is required to be recognized. For sales-type leases, this reduction lowers the recorded net investment and is recognized as a loss charged to finance income in the period in which the estimate is changed. For the years ended December 31, 2024 and 2025, no impairment recognition was deemed necessary.

Business Combination [Policy Text Block]

(ad) Business Combinations: The Company accounts for business combinations using the acquisition method of accounting, which requires that once control is obtained, all the assets acquired, and liabilities assumed are recorded at their respective fair values at the date of acquisition. The determination of fair values of identifiable assets and liabilities requires estimates and the use of valuation techniques when market value is not readily available and requires a significant amount of management judgment. The excess of the purchase price over fair values of identifiable assets acquired and liabilities assumed is recorded as goodwill.

Stockholders' Equity Note, Redeemable Preferred Stock, Issue, Policy [Policy Text Block]

(ae) Preferred Shares: The Company follows the provision of ASC 480 “Distinguishing Liabilities from Equity” and ASC 815 “Derivatives and Hedging” to determine the classification of preferred shares as permanent equity, temporary equity or liability. A share that must be redeemed upon or after an event that is not certain of occurrence is not required to be accounted for as a liability pursuant to ASC 480. Once the event becomes certain to occur, that instrument should be reclassified to a liability. If preferred shares become mandatorily redeemable pursuant to ASC 480, the Company reclassifies at fair value from equity to a liability. The difference between the carrying amount and fair value is treated by the Company as a deemed dividend and charged to net income available to common stockholders. The guidance in ASC 260-10-S99-2 is also applicable to the reclassification of the instrument. That guidance states that if an equity-classified preferred stock is subsequently reclassified as a liability in accordance with U.S. GAAP, the equity instrument is considered redeemed through the issuance of a debt instrument. As such, the Company treats the difference between the carrying amount of the preferred share in equity and the fair value of the preferred share as a dividend for earnings per share purposes.

Discontinued Operations, Policy [Policy Text Block]

(af) Discontinued Operations: The Company classifies as discontinued operations, a component of an entity or group of components that has been disposed of by sale, disposed of other than by sale or is classified as held for sale and represents a strategic shift that has (or will have) a major effect on the Company’s operations and financial results (Note 3).

Leaseback Arrangements [Policy Text Block]

(ag) Leaseback Arrangements: Transactions involving the purchase of an asset combined with a leaseback to the seller are accounted for in accordance with ASC 606 and ASC 842. When control of the asset is obtained, the purchase is recognized at fair value, and any difference between the consideration paid and fair value is evaluated for off-market terms. When the purchase price of an asset is below its fair value, the relevant off-market adjustments are recorded as deferred rent, which is amortized as lease income on a straight-line basis over the lease term.

New Accounting Pronouncements, Policy [Policy Text Block]

Recent Accounting Pronouncements

In November 2024, the FASB issued ASU 2024-03, “Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses”. The standard is intended to require more detailed disclosure about specified categories of expenses (including employee compensation, depreciation, and amortization) included in certain expense captions presented on the face of the income statement. This ASU is effective for fiscal years beginning after December 15, 2026, and for interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The amendments may be applied either prospectively to financial statements issued for reporting periods after the effective date of this ASU or retrospectively to all prior periods presented in the financial statements. The Company is currently assessing the impact this standard will have on its consolidated financial statements.

In July 2025, the FASB issued ASU 2025-05, “Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets”. The amendments affect entities that apply the practical expedient when estimating expected credit losses on current accounts receivable and/or current contract assets arising from transactions under Topic 606, including those assets acquired in a transaction accounted for under Topic 805, Business Combinations. In developing reasonable and supportable forecasts as part of estimating expected credit losses, all entities may elect a practical expedient that assumes that current conditions as of the balance sheet date do not change for the remaining life of the asset. The amendments are expected to provide decision-useful information to investors and other financial statement users while reducing the time and effort necessary to analyze and estimate credit losses for current accounts receivable and current contract assets. An entity that elects the practical expedient, should apply the amendments prospectively. The amendments will be effective for annual reporting periods beginning after December 15, 2025 and interim reporting periods within those annual reporting periods. Early adoption is permitted in both interim and annual reporting periods in which financial statements have not yet been issued or made available for issuance. The Company is currently assessing the impact this standard will have on its consolidated financial statements and related disclosures.

In November 2025, the FASB issued ASU 2025‑09, “Derivatives and Hedging (Topic 815): Hedge Accounting Improvements”, to clarify and enhance hedge accounting guidance, targeting improved alignment with risk management practices and addressing issues from global reference rate reform. At this stage, the Company has not yet determined the expected impact of adopting ASU 2025‑09 on its financial position, results of operations, cash flows, or related disclosures. The assessment is ongoing.